Concentration of major customers and suppliers	6 Months Ended
Mar. 31, 2023
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 17 – Concentration of major customers and suppliers

For the six months ended March 31, 2023, two major customers accounted for approximately 32% and 14% of the Company’s total sales, respectively. For the six months ended March 31, 2022, two major customers accounted for approximately 74% and 24% of the Company’s total sales, respectively. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of March 31, 2023, five major customers accounted for 17%, 17%, 16%, 12%, and 10% of the Company’s accounts receivable balance, respectively. As of September 30, 2022, three major customers accounted for 42%, 20%, and 18%of the Company’s accounts receivable balance, respectively.

For the six months ended March 31, 2023, three major suppliers accounted for approximately 34%, 22%, and 12% of the total purchases, respectively.For the six months ended March 31, 2022, four major suppliers accounted for approximately 22%, 21%, 15%, and 14% of the total purchases, respectively.

As of March 31, 2023, five suppliers accounted for approximately 22%, 19%, 14%, 12%, and 11% of the Company’s advance to suppliers balance, respectively. As of September 30, 2022, four suppliers accounted for 27%, 18%, 17%, and 10% of the Company’s advance to suppliers balance, respectively.